Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Part 2 - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended					12 Months Ended
	Dec. 21, 2022	Dec. 31, 2023	Oct. 31, 2023	Jul. 31, 2023	Jun. 30, 2022	May 31, 2022	Dec. 31, 2023	Sep. 30, 2024	May 31, 2024	Mar. 31, 2024	Sep. 30, 2023	May 31, 2023	Feb. 28, 2023	Dec. 31, 2022
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Part 2 [Line Items]
Stated interest rate			0.00%							10.00%
Margin rate	0.50%
Working capital loan			$ 3,200
Loan amount											$ 3,600
Warrants to purchase shares (in Shares)		90,000					90,000
Exercisable price per share (in Dollars per share)		$ 0.01					$ 0.01
Repayment terms							5 year
Fair value		$ 86					$ 86
AEG MH02 [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Part 2 [Line Items]
Stated interest rate												18.00%	16.00%
Recognized interest							2,400
Outstanding principal		11,000					11,000							$ 10,700
ALT US 02 LLC [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Part 2 [Line Items]
Stated interest rate					2.50%
Maturity date					Jun. 29, 2023
Outstanding principal		4,300					4,300							$ 2,800
Promissory note					$ 5,900
ALT US 03, LLC [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Part 2 [Line Items]
Promissory note													$ 920
Senior secured debt, principal outstanding		717					717
32 MWp Solar PV Project [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Part 2 [Line Items]
Stated interest rate				24.00%
Maturity date				Feb. 29, 2024
Outstanding principal		7,000					7,000
Senior secured debt, principal outstanding		7,000		$ 2,400			$ 7,000	$ 7,000
Percentage of power purchase agreements				100.00%			100.00%
Loan amount				$ 2,400
Alternus Energy Americas [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Part 2 [Line Items]
Outstanding principal		$ 3,200					$ 3,200
14 MWp Solar PV Project [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Part 2 [Line Items]
Stated interest rate		24.00%					24.00%
Maturity date		May 28, 2024					May 28, 2024
Outstanding principal		$ 1,100					$ 1,100
Senior secured debt, principal outstanding		$ 3,300					$ 3,300	$ 2,900
Percentage of power purchase agreements		100.00%					100.00%
Loan amount		$ 1,100					$ 1,100
Clean Earth [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Part 2 [Line Items]
Stated interest rate		0.00%					0.00%
Outstanding principal		$ 1,600					$ 1,600
Promissory note		1,600					1,600
Private Lenders [Member] | AEG MH02 [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Part 2 [Line Items]
Maximum borrowing amount						$ 10,800
Stated interest rate						8.00%
Maturity date						May 31, 2023
Subsidiaries [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Part 2 [Line Items]
Stated interest rate				5.90%
Outstanding principal		3,300					3,300
Initial payment				$ 1,900
Margin rate				2.00%
Senior Secured Debt [Member] | 14 MWp Solar PV Project [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Part 2 [Line Items]
Senior secured debt, principal outstanding		$ 1,100					$ 1,100
Forecast [Member] | ALT US 03, LLC [Member]
Green Bonds, Convertible and Non-convertible Promissory Notes (Details) - Part 2 [Line Items]
Stated interest rate									2.50%